Loss per Share	12 Months Ended
Jun. 30, 2022
Disclosure Of Earnings Per Share Text Block Abstract
Loss per Share
Note 5	Loss per Share

	Restated 2022	2021
	A$	A$
a) Basic loss per share
Loss attributable to ordinary equity holders of the Company (cents)	(13.08)	(11.20)

b) Diluted loss per share
Loss attributable to ordinary equity holders of the Company (cents)	(13.08)	(11.20)

c) Loss used in calculation of basic and diluted loss per share
Loss after tax from continuing operations	(20,076,843)	(14,060,992)

	No.	No.
d) Weighted average number of shares used as the denominator
Weighted average number of shares used as the denominator in calculating basic and dilutive loss per share	153,488,834	125,501,361

Options and share rights to acquire ordinary shares granted by the Company and not exercised at the reporting date have been included in the determination of diluted earnings per share to the extent to which they are dilutive. Options or share rights on issue at 30 June 2022 are considered to be anti-dilutive due to the loss incurred during the financial year.